Consolidated cash flow statement - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Operating profit from continuing operations		£ 1,526	£ 1,309
Adjustments for:
Loss on sale of investments		96	0
Other fair value movements		(7)	21
Depreciation, amortisation and impairment		1,102	1,058
Share-based payments		17	16
Changes in working capital		913	442
Changes in provisions		(35)	(180)
Changes in pensions and other post-retirement benefit obligations		26	24
Cash generated from operations – continuing operations		3,638	2,690
Tax paid		(12)	(78)
Net cash flow from operating activities – continuing operations		3,626	2,612
Cash flows from investing activities
Purchases of intangible assets		(260)	(243)
Purchases of property, plant and equipment		(4,444)	(3,985)
Disposals of property, plant and equipment		10	10
Investments in joint ventures and associates		(77)	(102)
Dividends received from joint ventures, associates and other investments		49	71
Disposal of financial and other investments		31	33
Acquisition of financial investments		(44)	(49)
Net movements in short-term financial investments		2,555	(2,995)
Interest received		143	162
Cash inflows on derivatives		20	0
Cash outflows on derivatives		0	(6)
Net cash flow used in investing activities – continuing operations		(536)	(6,418)
Net cash flow from investing activities – discontinued operations		0	22
Cash flows from financing activities
Proceeds of Rights Issue		0	7,001
Transaction fees related to Rights Issue		0	(162)
Proceeds from issue of treasury shares		38	15
Transactions in own shares		(1)	(5)
Proceeds received from loans		2,235	1,809
Repayments of loans		(1,638)	(916)
Payments of lease liabilities		(76)	(75)
Net movements in short-term borrowings		(2,104)	(1,313)
Cash inflows on derivatives		71	73
Cash outflows on derivatives		(40)	(33)
Interest paid		(996)	(1,002)
Dividends paid to shareholders		(894)	(811)
Net cash flow (used in)/from financing activities – continuing operations		(3,405)	4,581
Supplemental Cash Flow Information [Abstract]
Net (decrease)/increase in cash and cash equivalents		(315)	797
Reclassification to held for sale		31	(166)
Exchange movements		(7)	(65)
Net cash and cash equivalents at start of period		1,178	559
Net cash and cash equivalents at end of period		887	1,125
National Grid Renewables
Cash flows from investing activities
Disposal of interest in National Grid Renewables and UK Gas Transmission Business	[1]	1,481	0
UK Gas Transmission
Cash flows from investing activities
Disposal of interest in National Grid Renewables and UK Gas Transmission Business		£ 0	£ 686

[1]	Balance consists of cash proceeds received, net of cash disposed.